INVENTORIES (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 633,073	$ 666,981	$ 471,189
Work-in-process	960,245	500,331	1,719,426
Finished goods	1,972,130	2,096,538	1,188,531
Total Inventories	$ 3,565,448	$ 3,263,850	$ 3,379,146